DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 6 -DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of June 30, 2024, in the amount of $5,817,119 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of June 30, 2024.

DERIVATIVE LIABILITIES
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	561,164
Change in derivative liabilities from conversion of notes payable	(991,929)
Change in fair value of derivative liabilities at end of period – derivative expense	5,436,087
Balance, December 31, 2023	$9,827,723
Change in derivative liabilities from new notes payable	209,996
Change in derivative liabilities from conversion of notes payable and other	(938,336)
Change in derivative liabilities from trouble debt restructuring	(3,414,987)
Change in fair value of derivative liabilities at end of period – derivative expense	132,723
Balance, June 30, 2024	$5,817,119

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of June 30, 2024, the Company marked to market the fair value of the debt derivatives and determined a fair value of $5,817,119 ($5,786,562 from the convertible notes and $30,557 from warrants) in Note 5 (2) above. The Company recorded an expense from change in fair value of debt derivatives of $132,723 for the six months ended June 30, 2024. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 292.10% to 489.30%, (3) weighted average risk-free interest rate of 4.62% to 5.41% (4) expected life of 0.38 to 2.58 years, and (5) the quoted market price of $0.003 for the Company’s common stock.

NOTE 6 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company previously adopted the provisions of ASC subtopic 825-10, Financial Instruments (“ASC 825-10”). ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The derivative liability as of December 31, 2023, in the amount of $9,827,723 has a level 3 classification under ASC 825-10.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2023.

Debt Derivative Liabilities
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	561,164
Change in derivative liabilities from conversion of notes payable	(991,929)
Change in fair value of derivative liabilities at end of period – derivative expense (gain)	5,436,087
Balance, September 30, 2023	$9,827,723

Convertible notes payable and warrant derivatives – The Company issued convertible promissory notes which are convertible into common stock, at holders’ option, at a discount to the market price of the Company’s common stock. The Company has identified the embedded derivatives related to these notes relating to certain anti-dilutive (reset) provisions. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of debenture and to fair value as of each subsequent reporting date.

As of December 31, 2023, the Company marked to market the fair value of the debt derivatives and determined a fair value of $9,827,723 ($9,786,906 from the convertible notes and $40,817 from the warrants) in Note 8. The Company recorded an expense of $5,436,087 and $650,071 from change in fair value of debt derivatives for the years ended December 31, 2023 and 2022, respectively. The fair value of the embedded derivatives was determined using Monte Carlo simulation method based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 214.2% to 558.3%, (3) weighted average risk-free interest rate of 4.01% to 5.06% (4) expected life of 0.167 to 3.08 years, and (5) the quoted market price of $0.001 for the Company’s common stock.

See Financing lease arrangements in Note 9.